Condensed Statements of Changes in Stockholders' Equity (Unaudited) (Parenthetical)	7 Months Ended
Dec. 31, 2019 shares
Sale of units, net of warranty liability, underwriting discounts, and offering expenses, shares	23,000,000
Private Placement [Member]
Warrant outstanding	6,100,000